CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of Stockholders' Equity [Abstract]
Ordinary Shares, Dividends, Per Share, Cash Paid	$ 1.45	$ 1.33	$ 1.21